Short-Term Borrowed Funds	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Short-Term Borrowed Funds

Note 10 - Short-Term Borrowed Funds

The following tables set forth certain information regarding the amounts, year-end weighted average rates, average balances, weighted average rate, and maximum month-end balances for short-term borrowed funds, at and during 2016 and 2015:

	2016		2015
	Amount	Rate	Amount	Rate
	(dollars in thousands)
At year-end
Master notes and other short term borrowing	$2,162	0.25%	$3,396	0.25%
Notes payable	12	6.00%	12	6.00%
Short-term line of credit	500	3.75%	2,350	3.50%
	$2,674	0.93%	$5,758	1.59%

	2016		2015
	Amount	Rate	Amount	Rate
	(dollars in thousands)
Average for the year
Federal funds purchased	$2	1.48%	$2	0.79%
Master notes and other short term borrowing	2,540	0.25%	3,280	0.25%
Notes payable	12	6.31%	18	6.00%
Short-term line of credit	803	3.67%	1,598	3.51%
	$3,357	1.09%	$4,898	1.32%

Note 10 - Short-Term Borrowed Funds (Continued)

	2016	2015
	(dollars in thousands)
Maximum month-end balance
Master notes and other short term borrowing	4,325	4,736
Notes payable	12	12
Short-term line of credit	2,350	2,350

Master notes and other secured borrowings represent an overnight investment in commercial paper issued by the Company to customers of its subsidiary bank, where an agreement is in place.

The Company has a short-term line of credit with $500,000 outstanding at December 31, 2016. The line of credit has an interest rate of 3.75% and matures July 5, 2017. The line is collateralized by Uwharrie Bank Stock.

The subsidiary bank has combined available lines of credit for federal funds and Federal Reserve discount window availability in the amount of $55.4 million at December 31, 2016.